Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 125,173	$ 115,909	$ 128,376
Amounts reclassified from accumulated other comprehensive loss	202	189	145
Total other comprehensive income (loss)	(1,842)	(448)	4,200
Ending balance	137,616	125,173	115,909
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,554	3,730	341
Other comprehensive income (loss) before reclassifications	(1,533)	(188)	3,464
Amounts reclassified from accumulated other comprehensive loss	(13)	12	(75)
Total other comprehensive income (loss)	(1,546)	(176)	3,389
Ending balance	2,008	3,554	3,730
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,049)	(3,777)	(4,588)
Other comprehensive income (loss) before reclassifications	(511)	(449)	591
Amounts reclassified from accumulated other comprehensive loss	215	177	220
Total other comprehensive income (loss)	(296)	(272)	811
Ending balance	(4,345)	(4,049)	(3,777)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(495)	(47)	(4,247)
Other comprehensive income (loss) before reclassifications	(2,044)	(637)	4,055
Amounts reclassified from accumulated other comprehensive loss	202	189	145
Total other comprehensive income (loss)	(1,842)	(448)	4,200
Ending balance	$ (2,337)	$ (495)	$ (47)